Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Income before taxes	R$ 6,394,535	R$ 11,277,490	R$ 5,730,773
Adjustment for:
Depreciation and amortization	10,919,792	8,368,623	7,853,734
Foreign exchange on loans and derivative financial instruments	(5,271)	30,664	57,832
Indexation accruals on assets and liabilities	518,833	801,912	543,852
Equity pickup	(752)	5,847	(1,580)
Losses (gains) on write-off/sale of assets	(329,603)	(63,881)	(74,337)
Impairment losses - trade accounts receivable	1,682,348	1,533,660	1,481,015
Change in liability provisions	(116,717)	(80,333)	(93,479)
Write-off and reversals for impairment - inventories	(95,988)	(45,223)	(45,089)
Pension plans and other post-employment benefits	56,012	52,885	31,511
Provisions for tax, civil, labor and regulatory contingencies	625,480	1,098,251	999,419
Interest expense	782,921	497,797	926,220
Other	(143,208)	(14,089)	(8,737)
Changes in assets and liabilities
Trade accounts receivable	(2,078,801)	(1,603,002)	(1,274,181)
Inventories	(15,843)	(68,127)	106,393
Taxes recoverable	87,550	(5,849,648)	(330,398)
Prepaid expenses	(188,641)	41,166	11,051
Other assets	70,265	(20,225)	82,109
Personnel, social charges and benefits	(13,303)	47,870	(42,830)
Trade accounts payable	286,513	1,056,817	121,577
Taxes, charges and contributions	1,872,920	223,059	180,915
Provisions for tax, civil, labor and regulatory contingencies	(1,727,178)	(3,928,925)	(1,592,860)
Other liabilities	(11,477)	(249,571)	(472,771)
Total adjustments	12,175,852	1,835,527	8,459,366
Cash generated from operations	18,570,387	13,113,017	14,190,139
Interest paid	(746,986)	(494,931)	(859,586)
Income and social contribution taxes paid	(102,205)	(676,659)	(689,493)
Net cash generated by operating activities	17,721,196	11,941,427	12,641,060
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(8,838,641)	(8,517,458)	(8,367,660)
Proceeds from sale of assets	698,643	9,053	20,672
Cash paid for acquisition of companies, net of cash acquired	(70,844)		(206,649)
Cash received from sale of investments		10	31,804
Redemption net of judicial deposits	277,894	2,832,062	83,500
Cash and cash equivalents by acquisition	5,760
Other			111
Net cash used in investing activities	(7,927,188)	(5,676,333)	(8,438,222)
Cash flows from financing activities
Payment of loans, financing, debentures and leases	(3,696,660)	(2,893,219)	(4,485,495)
Loans and financing raised			3,055,876
Receipts - derivative financial instruments	192,124	181,117	107,846
Payments - derivative financial instruments	(100,581)	(85,124)	(267,254)
Dividend and interest on equity paid	(6,176,842)	(4,136,878)	(3,668,551)
Treasury shares			(32)
Net cash used in financing activities	(9,781,959)	(6,934,104)	(5,257,610)
Increase (decrease) in cash and cash equivalents	12,049	(669,010)	(1,054,772)
Cash and cash equivalents at beginning of the year	3,381,328	4,050,338	5,105,110
Cash and cash equivalents at end of the year	R$ 3,393,377	R$ 3,381,328	R$ 4,050,338